The Consumer Discretionary Select Sector SPDR Fund
Fund Summaries The Consumer Discretionary Select Sector SPDR® Fund
Investment Objective
The Consumer Discretionary Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Consumer Discretionary Select Sector Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	[1]
Annual Fund Operating Expenses	The Consumer Discretionary Select Sector SPDR Fund
Management Fees	0.04%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.18%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
The Consumer Discretionary Select Sector SPDR Fund	18	58	101	230

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.76% of the average value of its portfolio.
The Fund’s Principal Investment Strategy

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: media; retail (specialty, multiline, internet & catalog); hotels, restaurants & leisure; textiles, apparel & luxury goods; household durables; automobiles; auto components; distributors; leisure equipment & products; and diversified consumer services. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the weighting of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2011, the Index was comprised of 80 stocks.

The Index is sponsored by the Index Provider and compiled by BofA Merrill Lynch Research (the “Index Compilation Agent” or “BofA Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Consumer Discretionary Sector Risk: The Fund’s assets will be concentrated in the consumer discretionary sector, which means the Fund will be more affected by the performance of the consumer discretionary sector than a fund that was more diversified. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.
Annual Total Return (years ended 12/31)

Highest Quarterly Return: 19.24% (Q3, 2009) Lowest Quarterly Return: -22.81% (Q4, 2008)
Average Annual Total Returns (for periods ending 12/31/11)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Prior to June 21, 2002, the Fund’s investment strategy sought to track the performance of the Cyclical/Transportation Select Sector Index (the predecessor to the Fund’s underlying index). Performance of the Fund and Index prior to June 21, 2002 is therefore based on the Fund’s investment strategy to track the prior index.
Average Annual Total Returns The Consumer Discretionary Select Sector SPDR Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes	Return Before Taxes		5.95%	1.90%	4.31%
Return After Taxes on Distributions	Return After Taxes on Distributions		5.67%	1.65%	4.10%
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		4.16%	1.56%	3.69%
The Consumer Discretionary Select Sector Index	The Consumer Discretionary Select Sector Index	(Index returns reflect no deduction for fees, expenses or taxes)	6.23%	2.06%	4.51%

The Consumer Staples Select Sector SPDR Fund
Fund Summaries The Consumer Staples Select Sector SPDR® Fund
Investment Objective
The Consumer Staples Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Consumer Staples Select Sector Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	[1]
Annual Fund Operating Expenses	The Consumer Staples Select Sector SPDR Fund
Management Fees	0.04%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.18%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
The Consumer Staples Select Sector SPDR Fund	18	58	101	230

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.64% of the average value of its portfolio.
The Fund’s Principal Investment Strategy

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: food & staples retailing; household products; food products; beverages; tobacco; and personal products. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the weighting of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2011, the Index was comprised of 42 stocks.

The Index is sponsored by the Index Provider and compiled by BofA Merrill Lynch Research (the “Index Compilation Agent” or “BofA Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Consumer Staples Sector Risk: The Fund’s assets will be concentrated in the consumer staples sector, which means the Fund will be more affected by the performance of the consumer staples sector than a fund that was more diversified. Companies in the Index are subject to government regulation affecting their products which may negatively impact such companies’ performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal products companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and international economy, interest rates, competition and consumer confidence and spending.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.
Annual Total Return (years ended 12/31)

Highest Quarterly Return: 11.46% (Q3, 2009) Lowest Quarterly Return: -14.12% (Q2, 2002)
Average Annual Total Returns (for periods ending 12/31/11)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns The Consumer Staples Select Sector SPDR Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes	Return Before Taxes		14.00%	7.23%	4.80%
Return After Taxes on Distributions	Return After Taxes on Distributions		13.48%	6.80%	4.40%
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		9.66%	6.17%	4.05%
The Consumer Staples Select Sector Index	The Consumer Staples Select Sector Index	(Index returns reflect no deduction for fees, expenses or taxes)	14.28%	7.44%	5.04%

The Energy Select Sector SPDR Fund
Fund Summaries The Energy Select Sector SPDR® Fund
Investment Objective
The Energy Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Energy Select Sector Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	[1]
Annual Fund Operating Expenses	The Energy Select Sector SPDR Fund
Management Fees	0.04%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.18%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
The Energy Select Sector SPDR Fund	18	58	101	230

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.48% of the average value of its portfolio.
The Fund’s Principal Investment Strategy

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: oil, gas & consumable fuels; and energy equipment & services. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the weighting of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2011, the Index was comprised of 42 stocks.

The Index is sponsored by the Index Provider and compiled by BofA Merrill Lynch Research (the “Index Compilation Agent” or “BofA Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Energy Sector Risk: The Fund’s assets will be concentrated in the energy sector, which means the Fund will be more affected by the performance of the energy sector than a fund that was more diversified. Energy companies in the Index develop and produce oil, gas and consumable fuels and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies. Weak demand for energy companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, including natural disasters or terrorist attacks, would adversely impact the Fund’s performance.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.
Annual Total Return (years ended 12/31)

Highest Quarterly Return: 22.12% (Q4, 2010) Lowest Quarterly Return: -27.52% (Q3, 2008)
Average Annual Total Returns (for periods ending 12/31/11)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns The Energy Select Sector SPDR Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes	Return Before Taxes		2.98%	4.93%	11.73%
Return After Taxes on Distributions	Return After Taxes on Distributions		2.74%	4.68%	11.41%
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		2.25%	4.21%	10.41%
The Energy Select Sector Index	The Energy Select Sector Index	(Index returns reflect no deduction for fees, expenses or taxes)	3.11%	5.13%	11.98%

The Financial Select Sector SPDR Fund
Fund Summaries The Financial Select Sector SPDR® Fund
Investment Objective
The Financial Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Financial Select Sector Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	[1]
Annual Fund Operating Expenses	The Financial Select Sector SPDR Fund
Management Fees	0.04%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.18%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
The Financial Select Sector SPDR Fund	18	58	101	230

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.07% of the average value of its portfolio.
The Fund’s Principal Investment Strategy

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: diversified financial services; insurance; commercial banks; capital markets; real estate investment trusts (“REITs”); consumer finance; thrifts & mortgage finance; and real estate management & development. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the weighting of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2011, the Index was comprised of 80 stocks.

The Index is sponsored by the Index Provider and compiled by BofA Merrill Lynch Research (the “Index Compilation Agent” or “BofA Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Financial Sector Risk: The Fund’s assets will be concentrated in the financial sector, which means the Fund will be more affected by the performance of the financial sector than a fund that was more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs). Declining real estate values could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.
Annual Total Return (years ended 12/31)

Highest Quarterly Return: 35.82% (Q2, 2009) Lowest Quarterly Return: -36.84% (Q4, 2008)
Average Annual Total Returns (for periods ending 12/31/11)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns The Financial Select Sector SPDR Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes	Return Before Taxes		(17.16%)	(16.89%)	(4.74%)
Return After Taxes on Distributions	Return After Taxes on Distributions		(17.40%)	(17.28%)	(5.17%)
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		(10.90%)	(13.41%)	(3.84%)
The Financial Select Sector Index	The Financial Select Sector Index	(Index returns reflect no deduction for fees, expenses or taxes)	(17.04%)	(16.85%)	(4.57%)

The Health Care Select Sector SPDR Fund
Fund Summaries The Health Care Select Sector SPDR® Fund
Investment Objective
The Health Care Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Health Care Select Sector Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	[1]
Annual Fund Operating Expenses	The Health Care Select Sector SPDR Fund
Management Fees	0.04%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.18%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
The Health Care Select Sector SPDR Fund	18	58	101	230

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.99% of the average value of its portfolio.
The Fund’s Principal Investment Strategy

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: pharmaceuticals; health care equipment & supplies; health care providers & services; biotechnology; life sciences tools & services; and health care technology. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the weighting of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2011, the Index was comprised of 52 stocks.

The Index is sponsored by the Index Provider and compiled by BofA Merrill Lynch Research (the “Index Compilation Agent” or “BofA Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Health Care Sector Risk: The Fund’s assets will be concentrated in the health care sector, which means the Fund will be more affected by the performance of the health care sector than a fund that was more diversified. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.
Annual Total Return (years ended 12/31)

Highest Quarterly Return: 10.10% (Q3, 2006) Lowest Quarterly Return: -12.21% (Q4, 2008)
Average Annual Total Returns (for periods ending 12/31/11)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Prior to June 21, 2002, the Fund’s investment strategy sought to track the performance of the Consumer Services Select Sector Index (the predecessor to the Fund’s underlying index). Performance of the Fund and Index prior to June 21, 2002 is therefore based on the Fund’s investment strategy to track the prior index.
Average Annual Total Returns The Health Care Select Sector SPDR Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes	Return Before Taxes		12.42%	2.64%	4.04%
Return After Taxes on Distributions	Return After Taxes on Distributions		12.08%	2.35%	3.79%
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		8.50%	2.22%	3.47%
The Health Care Select Sector Index	The Health Care Select Sector Index	(Index returns reflect no deduction for fees, expenses or taxes)	12.63%	2.81%	4.27%

The Industrial Select Sector SPDR Fund
Fund Summaries The Industrial Select Sector SPDR® Fund
Investment Objective
The Industrial Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Industrial Select Sector Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	[1]
Annual Fund Operating Expenses	The Industrial Select Sector SPDR Fund
Management Fees	0.04%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.18%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
The Industrial Select Sector SPDR Fund	18	58	101	230

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.01% of the average value of its portfolio.
The Fund’s Principal Investment Strategy

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: aerospace & defense; industrial conglomerates; machinery; road & rail; air freight & logistics; commercial services & supplies; professional services; electrical equipment; construction & engineering; trading companies & distributors; airlines; and building products. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the weighting of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2011, the Index was comprised of 61 stocks.

The Index is sponsored by the Index Provider and compiled by BofA Merrill Lynch Research (the “Index Compilation Agent” or “BofA Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Industrial Sector Risk: The Fund’s assets will be concentrated in the industrial sector, which means the Fund will be more affected by the performance of the industrial sector than a fund that was more diversified. Stock prices for the types of companies included in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.
Annual Total Return (years ended 12/31)

Highest Quarterly Return: 20.98% (Q3, 2009) Lowest Quarterly Return: -23.21% (Q4, 2008)
Average Annual Total Returns (for periods ending 12/31/11)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns The Industrial Select Sector SPDR Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes	Return Before Taxes		(1.02%)	1.40%	3.89%
Return After Taxes on Distributions	Return After Taxes on Distributions		(1.34%)	1.06%	3.56%
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		(0.24%)	1.14%	3.29%
The Industrial Select Sector Index	The Industrial Select Sector Index	(Index returns reflect no deduction for fees, expenses or taxes)	(0.84%)	1.56%	4.14%

The Materials Select Sector SPDR Fund
Fund Summaries The Materials Select Sector SPDR® Fund
Investment Objective
The Materials Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Materials Select Sector Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	[1]
Annual Fund Operating Expenses	The Materials Select Sector SPDR Fund
Management Fees	0.04%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.18%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
The Materials Select Sector SPDR Fund	18	58	101	230

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.86% of the average value of its portfolio.
The Fund’s Principal Investment Strategy

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: chemicals; metals & mining; paper & forest products; containers & packaging; and construction materials. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the weighting of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2011, the Index was comprised of 30 stocks.

The Index is sponsored by the Index Provider and compiled by BofA Merrill Lynch Research (the “Index Compilation Agent” or “BofA Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Materials Sector Risk: The Fund’s assets will be concentrated in the materials sector, which means the Fund will be more affected by the performance of the materials sector than a fund that was more diversified. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The basic industries sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.
Annual Total Return (years ended 12/31)

Highest Quarterly Return: 23.09% (Q4, 2003) Lowest Quarterly Return: -30.50% (Q4, 2008)
Average Annual Total Returns (for periods ending 12/31/11)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns The Materials Select Sector SPDR Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes	Return Before Taxes		(10.97%)	1.69%	6.99%
Return After Taxes on Distributions	Return After Taxes on Distributions		(11.28%)	1.28%	6.54%
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		(6.77%)	1.39%	6.03%
The Materials Select Sector Index	The Materials Select Sector Index	(Index returns reflect no deduction for fees, expenses or taxes)	(10.79%)	1.80%	7.22%

The Technology Select Sector SPDR Fund
Fund Summaries The Technology Select Sector SPDR® Fund
Investment Objective
The Technology Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Technology Select Sector Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	[1]
Annual Fund Operating Expenses	The Technology Select Sector SPDR Fund
Management Fees	0.04%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.18%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
The Technology Select Sector SPDR Fund	18	58	101	230

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.95% of the average value of its portfolio.
The Fund’s Principal Investment Strategy

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: computers & peripherals; software; diversified telecommunication services; communications equipment; semiconductors & semiconductor equipment; internet software & services; IT services; electronic equipment, instruments & components; wireless telecommunication services; and office electronics. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the weighting of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2011, the Index was comprised of 80 stocks.

The Index is sponsored by the Index Provider and compiled by BofA Merrill Lynch Research (the “Index Compilation Agent” or “BofA Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Technology Sector Risk: The Fund’s assets will be concentrated in the technology sector, which means the Fund will be more affected by the performance of the technology sector than a fund that was more diversified. Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.
Annual Total Return (years ended 12/31)

Highest Quarterly Return: 25.60% (Q4, 2002) Lowest Quarterly Return: -26.96% (Q2, 2002)
Average Annual Total Returns (for periods ending 12/31/11)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns The Technology Select Sector SPDR Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes	Return Before Taxes		2.67%	3.15%	1.65%
Return After Taxes on Distributions	Return After Taxes on Distributions		2.43%	2.95%	1.48%
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		2.04%	2.68%	1.38%
The Technology Select Sector Index	The Technology Select Sector Index	(Index returns reflect no deduction for fees, expenses or taxes)	2.88%	3.34%	1.86%

The Utilities Select Sector SPDR Fund
Fund Summaries The Utilities Select Sector SPDR® Fund
Investment Objective
The Utilities Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Utilities Select Sector Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	[1]
Annual Fund Operating Expenses	The Utilities Select Sector SPDR Fund
Management Fees	0.04%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.18%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
The Utilities Select Sector SPDR Fund	18	58	101	230

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.20% of the average value of its portfolio.
The Fund’s Principal Investment Strategy

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: electric utilities; multi-utilities; independent power producers & energy traders; and gas utilities. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the weighting of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2011, the Index was comprised of 33 stocks.

The Index is sponsored by the Index Provider and compiled by BofA Merrill Lynch Research (the “Index Compilation Agent” or “BofA Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Utilities Sector Risk: The Fund’s assets will be concentrated in the utilities sector, which means the Fund will be more affected by the performance of the utilities sector than a fund that was more diversified. Stock prices for companies in the utilities sector are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.
Annual Total Return (years ended 12/31)

Highest Quarterly Return: 21.19% (Q2, 2003) Lowest Quarterly Return: -22.46% (Q3, 2002)
Average Annual Total Returns (for periods ending 12/31/11)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns The Utilities Select Sector SPDR Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes	Return Before Taxes		19.51%	3.43%	6.41%
Return After Taxes on Distributions	Return After Taxes on Distributions		18.69%	2.82%	5.70%
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		13.43%	2.83%	5.36%
The Utilities Select Sector Index	The Utilities Select Sector Index	(Index returns reflect no deduction for fees, expenses or taxes)	19.88%	3.63%	6.67%

[1]	Restated to reflect current fees.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	SELECT SECTOR SPDR TRUST
Central Index Key	dei_EntityCentralIndexKey	0001064641
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2012
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
The Consumer Discretionary Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries The Consumer Discretionary Select Sector SPDR® Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Consumer Discretionary Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Consumer Discretionary Select Sector Index (the “Index”).
Fees and Expenses of the Fund	ssst1064641_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	[1]
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	rr_ExpenseExampleYear01	18
Year 3	rr_ExpenseExampleYear03	58
Year 5	rr_ExpenseExampleYear05	101
Year 10	rr_ExpenseExampleYear10	230
Portfolio Turnover:	ssst1064641_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.76% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.76%
Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: media; retail (specialty, multiline, internet & catalog); hotels, restaurants & leisure; textiles, apparel & luxury goods; household durables; automobiles; auto components; distributors; leisure equipment & products; and diversified consumer services. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the weighting of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2011, the Index was comprised of 80 stocks.

The Index is sponsored by the Index Provider and compiled by BofA Merrill Lynch Research (the “Index Compilation Agent” or “BofA Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Consumer Discretionary Sector Risk: The Fund’s assets will be concentrated in the consumer discretionary sector, which means the Fund will be more affected by the performance of the consumer discretionary sector than a fund that was more diversified. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
Fund Performance	ssst1064641_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.sectorspdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.sectorspdrs.com
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended 12/31)
2002	rr_AnnualReturn2002	(18.93%)
2003	rr_AnnualReturn2003	36.97%
2004	rr_AnnualReturn2004	12.92%
2005	rr_AnnualReturn2005	(6.55%)
2006	rr_AnnualReturn2006	18.45%
2007	rr_AnnualReturn2007	(13.36%)
2008	rr_AnnualReturn2008	(33.43%)
2009	rr_AnnualReturn2009	41.16%
2010	rr_AnnualReturn2010	27.39%
2011	rr_AnnualReturn2011	5.95%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 19.24% (Q3, 2009) Lowest Quarterly Return: -22.81% (Q4, 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.24%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.81%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending 12/31/11)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Prior to June 21, 2002, the Fund’s investment strategy sought to track the performance of the Cyclical/Transportation Select Sector Index (the predecessor to the Fund’s underlying index). Performance of the Fund and Index prior to June 21, 2002 is therefore based on the Fund’s investment strategy to track the prior index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to June 21, 2002, the Fund’s investment strategy sought to track the performance of the Cyclical/Transportation Select Sector Index (the predecessor to the Fund’s underlying index). Performance of the Fund and Index prior to June 21, 2002 is therefore based on the Fund’s investment strategy to track the prior index.
The Consumer Discretionary Select Sector SPDR Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	5.95%
Five Years	rr_AverageAnnualReturnYear05	1.90%
Ten Years	rr_AverageAnnualReturnYear10	4.31%
The Consumer Discretionary Select Sector SPDR Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	5.67%
Five Years	rr_AverageAnnualReturnYear05	1.65%
Ten Years	rr_AverageAnnualReturnYear10	4.10%
The Consumer Discretionary Select Sector SPDR Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	4.16%
Five Years	rr_AverageAnnualReturnYear05	1.56%
Ten Years	rr_AverageAnnualReturnYear10	3.69%
The Consumer Discretionary Select Sector SPDR Fund | The Consumer Discretionary Select Sector Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Consumer Discretionary Select Sector Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index returns reflect no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	6.23%
Five Years	rr_AverageAnnualReturnYear05	2.06%
Ten Years	rr_AverageAnnualReturnYear10	4.51%
The Consumer Staples Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries The Consumer Staples Select Sector SPDR® Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Consumer Staples Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Consumer Staples Select Sector Index (the “Index”).
Fees and Expenses of the Fund	ssst1064641_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	[1]
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	rr_ExpenseExampleYear01	18
Year 3	rr_ExpenseExampleYear03	58
Year 5	rr_ExpenseExampleYear05	101
Year 10	rr_ExpenseExampleYear10	230
Portfolio Turnover:	ssst1064641_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.64%
Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: food & staples retailing; household products; food products; beverages; tobacco; and personal products. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the weighting of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2011, the Index was comprised of 42 stocks.

The Index is sponsored by the Index Provider and compiled by BofA Merrill Lynch Research (the “Index Compilation Agent” or “BofA Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Consumer Staples Sector Risk: The Fund’s assets will be concentrated in the consumer staples sector, which means the Fund will be more affected by the performance of the consumer staples sector than a fund that was more diversified. Companies in the Index are subject to government regulation affecting their products which may negatively impact such companies’ performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal products companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and international economy, interest rates, competition and consumer confidence and spending.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
Fund Performance	ssst1064641_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.sectorspdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.sectorspdrs.com
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended 12/31)
2002	rr_AnnualReturn2002	(19.94%)
2003	rr_AnnualReturn2003	10.92%
2004	rr_AnnualReturn2004	7.80%
2005	rr_AnnualReturn2005	2.85%
2006	rr_AnnualReturn2006	14.47%
2007	rr_AnnualReturn2007	12.49%
2008	rr_AnnualReturn2008	(14.98%)
2009	rr_AnnualReturn2009	14.21%
2010	rr_AnnualReturn2010	13.86%
2011	rr_AnnualReturn2011	14.00%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 11.46% (Q3, 2009) Lowest Quarterly Return: -14.12% (Q2, 2002)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.12%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending 12/31/11)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
The Consumer Staples Select Sector SPDR Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	14.00%
Five Years	rr_AverageAnnualReturnYear05	7.23%
Ten Years	rr_AverageAnnualReturnYear10	4.80%
The Consumer Staples Select Sector SPDR Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	13.48%
Five Years	rr_AverageAnnualReturnYear05	6.80%
Ten Years	rr_AverageAnnualReturnYear10	4.40%
The Consumer Staples Select Sector SPDR Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	9.66%
Five Years	rr_AverageAnnualReturnYear05	6.17%
Ten Years	rr_AverageAnnualReturnYear10	4.05%
The Consumer Staples Select Sector SPDR Fund | The Consumer Staples Select Sector Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Consumer Staples Select Sector Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index returns reflect no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	14.28%
Five Years	rr_AverageAnnualReturnYear05	7.44%
Ten Years	rr_AverageAnnualReturnYear10	5.04%
The Energy Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries The Energy Select Sector SPDR® Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Energy Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Energy Select Sector Index (the “Index”).
Fees and Expenses of the Fund	ssst1064641_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	[1]
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	rr_ExpenseExampleYear01	18
Year 3	rr_ExpenseExampleYear03	58
Year 5	rr_ExpenseExampleYear05	101
Year 10	rr_ExpenseExampleYear10	230
Portfolio Turnover:	ssst1064641_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.48%
Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: oil, gas & consumable fuels; and energy equipment & services. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the weighting of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2011, the Index was comprised of 42 stocks.

The Index is sponsored by the Index Provider and compiled by BofA Merrill Lynch Research (the “Index Compilation Agent” or “BofA Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Energy Sector Risk: The Fund’s assets will be concentrated in the energy sector, which means the Fund will be more affected by the performance of the energy sector than a fund that was more diversified. Energy companies in the Index develop and produce oil, gas and consumable fuels and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies. Weak demand for energy companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, including natural disasters or terrorist attacks, would adversely impact the Fund’s performance.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
Fund Performance	ssst1064641_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.sectorspdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.sectorspdrs.com
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended 12/31)
2002	rr_AnnualReturn2002	(14.70%)
2003	rr_AnnualReturn2003	26.32%
2004	rr_AnnualReturn2004	33.41%
2005	rr_AnnualReturn2005	40.20%
2006	rr_AnnualReturn2006	18.33%
2007	rr_AnnualReturn2007	36.34%
2008	rr_AnnualReturn2008	(38.79%)
2009	rr_AnnualReturn2009	21.58%
2010	rr_AnnualReturn2010	21.72%
2011	rr_AnnualReturn2011	2.98%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 22.12% (Q4, 2010) Lowest Quarterly Return: -27.52% (Q3, 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.12%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.52%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending 12/31/11)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
The Energy Select Sector SPDR Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	2.98%
Five Years	rr_AverageAnnualReturnYear05	4.93%
Ten Years	rr_AverageAnnualReturnYear10	11.73%
The Energy Select Sector SPDR Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	2.74%
Five Years	rr_AverageAnnualReturnYear05	4.68%
Ten Years	rr_AverageAnnualReturnYear10	11.41%
The Energy Select Sector SPDR Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	2.25%
Five Years	rr_AverageAnnualReturnYear05	4.21%
Ten Years	rr_AverageAnnualReturnYear10	10.41%
The Energy Select Sector SPDR Fund | The Energy Select Sector Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Energy Select Sector Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index returns reflect no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	3.11%
Five Years	rr_AverageAnnualReturnYear05	5.13%
Ten Years	rr_AverageAnnualReturnYear10	11.98%
The Financial Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries The Financial Select Sector SPDR® Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Financial Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Financial Select Sector Index (the “Index”).
Fees and Expenses of the Fund	ssst1064641_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	[1]
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	rr_ExpenseExampleYear01	18
Year 3	rr_ExpenseExampleYear03	58
Year 5	rr_ExpenseExampleYear05	101
Year 10	rr_ExpenseExampleYear10	230
Portfolio Turnover:	ssst1064641_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.07% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.07%
Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: diversified financial services; insurance; commercial banks; capital markets; real estate investment trusts (“REITs”); consumer finance; thrifts & mortgage finance; and real estate management & development. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the weighting of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2011, the Index was comprised of 80 stocks.

The Index is sponsored by the Index Provider and compiled by BofA Merrill Lynch Research (the “Index Compilation Agent” or “BofA Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Financial Sector Risk: The Fund’s assets will be concentrated in the financial sector, which means the Fund will be more affected by the performance of the financial sector than a fund that was more diversified. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs). Declining real estate values could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
Fund Performance	ssst1064641_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.sectorspdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.sectorspdrs.com
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended 12/31)
2002	rr_AnnualReturn2002	(14.84%)
2003	rr_AnnualReturn2003	30.47%
2004	rr_AnnualReturn2004	10.63%
2005	rr_AnnualReturn2005	6.19%
2006	rr_AnnualReturn2006	18.84%
2007	rr_AnnualReturn2007	(18.77%)
2008	rr_AnnualReturn2008	(55.21%)
2009	rr_AnnualReturn2009	17.50%
2010	rr_AnnualReturn2010	11.98%
2011	rr_AnnualReturn2011	(17.16%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 35.82% (Q2, 2009) Lowest Quarterly Return: -36.84% (Q4, 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.82%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending 12/31/11)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
The Financial Select Sector SPDR Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	(17.16%)
Five Years	rr_AverageAnnualReturnYear05	(16.89%)
Ten Years	rr_AverageAnnualReturnYear10	(4.74%)
The Financial Select Sector SPDR Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	(17.40%)
Five Years	rr_AverageAnnualReturnYear05	(17.28%)
Ten Years	rr_AverageAnnualReturnYear10	(5.17%)
The Financial Select Sector SPDR Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	(10.90%)
Five Years	rr_AverageAnnualReturnYear05	(13.41%)
Ten Years	rr_AverageAnnualReturnYear10	(3.84%)
The Financial Select Sector SPDR Fund | The Financial Select Sector Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Financial Select Sector Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index returns reflect no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	(17.04%)
Five Years	rr_AverageAnnualReturnYear05	(16.85%)
Ten Years	rr_AverageAnnualReturnYear10	(4.57%)
The Health Care Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries The Health Care Select Sector SPDR® Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Health Care Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Health Care Select Sector Index (the “Index”).
Fees and Expenses of the Fund	ssst1064641_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	[1]
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	rr_ExpenseExampleYear01	18
Year 3	rr_ExpenseExampleYear03	58
Year 5	rr_ExpenseExampleYear05	101
Year 10	rr_ExpenseExampleYear10	230
Portfolio Turnover:	ssst1064641_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.99% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.99%
Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: pharmaceuticals; health care equipment & supplies; health care providers & services; biotechnology; life sciences tools & services; and health care technology. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the weighting of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2011, the Index was comprised of 52 stocks.

The Index is sponsored by the Index Provider and compiled by BofA Merrill Lynch Research (the “Index Compilation Agent” or “BofA Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Health Care Sector Risk: The Fund’s assets will be concentrated in the health care sector, which means the Fund will be more affected by the performance of the health care sector than a fund that was more diversified. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
Fund Performance	ssst1064641_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.sectorspdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.sectorspdrs.com
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended 12/31)
2002	rr_AnnualReturn2002	(1.69%)
2003	rr_AnnualReturn2003	14.76%
2004	rr_AnnualReturn2004	1.46%
2005	rr_AnnualReturn2005	6.44%
2006	rr_AnnualReturn2006	7.10%
2007	rr_AnnualReturn2007	6.93%
2008	rr_AnnualReturn2008	(23.15%)
2009	rr_AnnualReturn2009	19.81%
2010	rr_AnnualReturn2010	2.92%
2011	rr_AnnualReturn2011	12.42%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 10.10% (Q3, 2006) Lowest Quarterly Return: -12.21% (Q4, 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.10%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.21%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending 12/31/11)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Prior to June 21, 2002, the Fund’s investment strategy sought to track the performance of the Consumer Services Select Sector Index (the predecessor to the Fund’s underlying index). Performance of the Fund and Index prior to June 21, 2002 is therefore based on the Fund’s investment strategy to track the prior index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to June 21, 2002, the Fund’s investment strategy sought to track the performance of the Consumer Services Select Sector Index (the predecessor to the Fund’s underlying index). Performance of the Fund and Index prior to June 21, 2002 is therefore based on the Fund’s investment strategy to track the prior index.
The Health Care Select Sector SPDR Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	12.42%
Five Years	rr_AverageAnnualReturnYear05	2.64%
Ten Years	rr_AverageAnnualReturnYear10	4.04%
The Health Care Select Sector SPDR Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	12.08%
Five Years	rr_AverageAnnualReturnYear05	2.35%
Ten Years	rr_AverageAnnualReturnYear10	3.79%
The Health Care Select Sector SPDR Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	8.50%
Five Years	rr_AverageAnnualReturnYear05	2.22%
Ten Years	rr_AverageAnnualReturnYear10	3.47%
The Health Care Select Sector SPDR Fund | The Health Care Select Sector Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Health Care Select Sector Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index returns reflect no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	12.63%
Five Years	rr_AverageAnnualReturnYear05	2.81%
Ten Years	rr_AverageAnnualReturnYear10	4.27%
The Industrial Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries The Industrial Select Sector SPDR® Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Industrial Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Industrial Select Sector Index (the “Index”).
Fees and Expenses of the Fund	ssst1064641_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	[1]
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	rr_ExpenseExampleYear01	18
Year 3	rr_ExpenseExampleYear03	58
Year 5	rr_ExpenseExampleYear05	101
Year 10	rr_ExpenseExampleYear10	230
Portfolio Turnover:	ssst1064641_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.01% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.01%
Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: aerospace & defense; industrial conglomerates; machinery; road & rail; air freight & logistics; commercial services & supplies; professional services; electrical equipment; construction & engineering; trading companies & distributors; airlines; and building products. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the weighting of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2011, the Index was comprised of 61 stocks.

The Index is sponsored by the Index Provider and compiled by BofA Merrill Lynch Research (the “Index Compilation Agent” or “BofA Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Industrial Sector Risk: The Fund’s assets will be concentrated in the industrial sector, which means the Fund will be more affected by the performance of the industrial sector than a fund that was more diversified. Stock prices for the types of companies included in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
Fund Performance	ssst1064641_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.sectorspdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.sectorspdrs.com
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended 12/31)
2002	rr_AnnualReturn2002	(24.72%)
2003	rr_AnnualReturn2003	32.43%
2004	rr_AnnualReturn2004	17.45%
2005	rr_AnnualReturn2005	2.76%
2006	rr_AnnualReturn2006	13.60%
2007	rr_AnnualReturn2007	13.20%
2008	rr_AnnualReturn2008	(38.88%)
2009	rr_AnnualReturn2009	22.63%
2010	rr_AnnualReturn2010	27.65%
2011	rr_AnnualReturn2011	(1.02%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 20.98% (Q3, 2009) Lowest Quarterly Return: -23.21% (Q4, 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.98%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.21%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending 12/31/11)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
The Industrial Select Sector SPDR Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	(1.02%)
Five Years	rr_AverageAnnualReturnYear05	1.40%
Ten Years	rr_AverageAnnualReturnYear10	3.89%
The Industrial Select Sector SPDR Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	(1.34%)
Five Years	rr_AverageAnnualReturnYear05	1.06%
Ten Years	rr_AverageAnnualReturnYear10	3.56%
The Industrial Select Sector SPDR Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	(0.24%)
Five Years	rr_AverageAnnualReturnYear05	1.14%
Ten Years	rr_AverageAnnualReturnYear10	3.29%
The Industrial Select Sector SPDR Fund | The Industrial Select Sector Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Industrial Select Sector Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index returns reflect no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	(0.84%)
Five Years	rr_AverageAnnualReturnYear05	1.56%
Ten Years	rr_AverageAnnualReturnYear10	4.14%
The Materials Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries The Materials Select Sector SPDR® Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Materials Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Materials Select Sector Index (the “Index”).
Fees and Expenses of the Fund	ssst1064641_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	[1]
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	rr_ExpenseExampleYear01	18
Year 3	rr_ExpenseExampleYear03	58
Year 5	rr_ExpenseExampleYear05	101
Year 10	rr_ExpenseExampleYear10	230
Portfolio Turnover:	ssst1064641_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.86%
Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: chemicals; metals & mining; paper & forest products; containers & packaging; and construction materials. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the weighting of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2011, the Index was comprised of 30 stocks.

The Index is sponsored by the Index Provider and compiled by BofA Merrill Lynch Research (the “Index Compilation Agent” or “BofA Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Materials Sector Risk: The Fund’s assets will be concentrated in the materials sector, which means the Fund will be more affected by the performance of the materials sector than a fund that was more diversified. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The basic industries sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
Fund Performance	ssst1064641_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.sectorspdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.sectorspdrs.com
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended 12/31)
2002	rr_AnnualReturn2002	(5.70%)
2003	rr_AnnualReturn2003	37.49%
2004	rr_AnnualReturn2004	13.24%
2005	rr_AnnualReturn2005	4.09%
2006	rr_AnnualReturn2006	18.31%
2007	rr_AnnualReturn2007	21.98%
2008	rr_AnnualReturn2008	(43.99%)
2009	rr_AnnualReturn2009	48.47%
2010	rr_AnnualReturn2010	20.40%
2011	rr_AnnualReturn2011	(10.97%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 23.09% (Q4, 2003) Lowest Quarterly Return: -30.50% (Q4, 2008)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.09%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.50%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending 12/31/11)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
The Materials Select Sector SPDR Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	(10.97%)
Five Years	rr_AverageAnnualReturnYear05	1.69%
Ten Years	rr_AverageAnnualReturnYear10	6.99%
The Materials Select Sector SPDR Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	(11.28%)
Five Years	rr_AverageAnnualReturnYear05	1.28%
Ten Years	rr_AverageAnnualReturnYear10	6.54%
The Materials Select Sector SPDR Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	(6.77%)
Five Years	rr_AverageAnnualReturnYear05	1.39%
Ten Years	rr_AverageAnnualReturnYear10	6.03%
The Materials Select Sector SPDR Fund | The Materials Select Sector Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Materials Select Sector Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index returns reflect no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	(10.79%)
Five Years	rr_AverageAnnualReturnYear05	1.80%
Ten Years	rr_AverageAnnualReturnYear10	7.22%
The Technology Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries The Technology Select Sector SPDR® Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Technology Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Technology Select Sector Index (the “Index”).
Fees and Expenses of the Fund	ssst1064641_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	[1]
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	rr_ExpenseExampleYear01	18
Year 3	rr_ExpenseExampleYear03	58
Year 5	rr_ExpenseExampleYear05	101
Year 10	rr_ExpenseExampleYear10	230
Portfolio Turnover:	ssst1064641_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.95% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.95%
Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: computers & peripherals; software; diversified telecommunication services; communications equipment; semiconductors & semiconductor equipment; internet software & services; IT services; electronic equipment, instruments & components; wireless telecommunication services; and office electronics. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the weighting of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2011, the Index was comprised of 80 stocks.

The Index is sponsored by the Index Provider and compiled by BofA Merrill Lynch Research (the “Index Compilation Agent” or “BofA Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Technology Sector Risk: The Fund’s assets will be concentrated in the technology sector, which means the Fund will be more affected by the performance of the technology sector than a fund that was more diversified. Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
Fund Performance	ssst1064641_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.sectorspdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.sectorspdrs.com
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended 12/31)
2002	rr_AnnualReturn2002	(38.40%)
2003	rr_AnnualReturn2003	38.99%
2004	rr_AnnualReturn2004	5.36%
2005	rr_AnnualReturn2005	(0.27%)
2006	rr_AnnualReturn2006	12.13%
2007	rr_AnnualReturn2007	15.20%
2008	rr_AnnualReturn2008	(41.39%)
2009	rr_AnnualReturn2009	50.94%
2010	rr_AnnualReturn2010	11.62%
2011	rr_AnnualReturn2011	2.67%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 25.60% (Q4, 2002) Lowest Quarterly Return: -26.96% (Q2, 2002)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.60%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2002
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.96%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending 12/31/11)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
The Technology Select Sector SPDR Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	2.67%
Five Years	rr_AverageAnnualReturnYear05	3.15%
Ten Years	rr_AverageAnnualReturnYear10	1.65%
The Technology Select Sector SPDR Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	2.43%
Five Years	rr_AverageAnnualReturnYear05	2.95%
Ten Years	rr_AverageAnnualReturnYear10	1.48%
The Technology Select Sector SPDR Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	2.04%
Five Years	rr_AverageAnnualReturnYear05	2.68%
Ten Years	rr_AverageAnnualReturnYear10	1.38%
The Technology Select Sector SPDR Fund | The Technology Select Sector Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Technology Select Sector Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index returns reflect no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	2.88%
Five Years	rr_AverageAnnualReturnYear05	3.34%
Ten Years	rr_AverageAnnualReturnYear10	1.86%
The Utilities Select Sector SPDR Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries The Utilities Select Sector SPDR® Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Utilities Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Utilities Select Sector Index (the “Index”).
Fees and Expenses of the Fund	ssst1064641_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	[1]
Management Fees	rr_ManagementFeesOverAssets	0.04%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	rr_ExpenseExampleYear01	18
Year 3	rr_ExpenseExampleYear03	58
Year 5	rr_ExpenseExampleYear05	101
Year 10	rr_ExpenseExampleYear10	230
Portfolio Turnover:	ssst1064641_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.20%
Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index includes companies from the following industries: electric utilities; multi-utilities; independent power producers & energy traders; and gas utilities. The Index is one of nine Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Index is a constituent company of the S&P 500 Index; (2) each stock in the S&P 500 Index is allocated to one and only one of the Select Sector Indexes; and (3) the Index is calculated by Standard & Poor’s (the “Index Provider”) using a modified “market capitalization” methodology. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index. Under certain conditions, however, the weighting of a component stock within the Select Sector Index may be adjusted to conform to Internal Revenue Code requirements. As of December 31, 2011, the Index was comprised of 33 stocks.

The Index is sponsored by the Index Provider and compiled by BofA Merrill Lynch Research (the “Index Compilation Agent” or “BofA Merrill Lynch”). Neither entity is affiliated with the Fund or the Adviser. The Index Compilation Agent, in consultation with the Index Provider, determines the composition of the Index and relative weightings of the securities in the Index. The Index Provider publishes information regarding the market value of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund generally invests substantially all, but at least 95%, of its total assets in the securities comprising the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Utilities Sector Risk: The Fund’s assets will be concentrated in the utilities sector, which means the Fund will be more affected by the performance of the utilities sector than a fund that was more diversified. Stock prices for companies in the utilities sector are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
Fund Performance	ssst1064641_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.sectorspdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available online at http://www.sectorspdrs.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.sectorspdrs.com
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended 12/31)
2002	rr_AnnualReturn2002	(28.10%)
2003	rr_AnnualReturn2003	25.74%
2004	rr_AnnualReturn2004	23.81%
2005	rr_AnnualReturn2005	16.50%
2006	rr_AnnualReturn2006	20.61%
2007	rr_AnnualReturn2007	19.11%
2008	rr_AnnualReturn2008	(29.09%)
2009	rr_AnnualReturn2009	11.39%
2010	rr_AnnualReturn2010	5.27%
2011	rr_AnnualReturn2011	19.51%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 21.19% (Q2, 2003) Lowest Quarterly Return: -22.46% (Q3, 2002)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.19%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.46%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending 12/31/11)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
The Utilities Select Sector SPDR Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	19.51%
Five Years	rr_AverageAnnualReturnYear05	3.43%
Ten Years	rr_AverageAnnualReturnYear10	6.41%
The Utilities Select Sector SPDR Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	18.69%
Five Years	rr_AverageAnnualReturnYear05	2.82%
Ten Years	rr_AverageAnnualReturnYear10	5.70%
The Utilities Select Sector SPDR Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	13.43%
Five Years	rr_AverageAnnualReturnYear05	2.83%
Ten Years	rr_AverageAnnualReturnYear10	5.36%
The Utilities Select Sector SPDR Fund | The Utilities Select Sector Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Utilities Select Sector Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Index returns reflect no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	19.88%
Five Years	rr_AverageAnnualReturnYear05	3.63%
Ten Years	rr_AverageAnnualReturnYear10	6.67%

[1]	Restated to reflect current fees.